Short-Term Government Securities Fund
Short-Term Government Securities Fund Fund Summaries | Inception: May 1, 1995
Investment Objective
The Short-Term Government Securities Fund is a fixed-income fund that seeks to generate current income while maintaining a low degree of share price fluctuation.
Fees and Expenses
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Short-Term Government Securities Fund Short-Term Government Securities Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Short-Term Government Securities Fund Short-Term Government Securities Fund
Management Fees	0.45%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	0.77%

Expense Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 YR	3 YR	5 YR	10 YR
Short-Term Government Securities Fund | Short-Term Government Securities Fund | USD ($)	79	246	428	954

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies
The Fund normally invests at least 80% of its net assets (plus borrowing for investment purposes) in fixed-income securities whose principal and interest payments are guaranteed by the U.S. Government. These investments may include:
  U.S. Treasury securities
  securities issued by U.S. Government agencies and instrumentalities
In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be three years or less.

The Fund may also invest in other types of securities, including, municipal bonds, mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), asset-backed securities, corporate bonds and money market securities.

In selecting the portfolio holdings for the Fund, RE Advisers considers, among other factors, its outlook for the economy, monetary policy, interest rates and, to a lesser extent, credit spreads.
Principal Risks
As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund include:

Asset-Backed and Mortgage-Backed Securities Risk    The chance that defaults, or perceived increases in the risk of defaults, on the loans underlying these securities may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.

Corporate Bond Risk    The chance that corporate bonds generally having higher interest rates than those of other fixed-income instruments, like certificates of deposit and U.S. Treasury securities, also bear greater risk, as they are backed only by the issuer, and therefore, investments in corporate bonds are subject to issuer risk. Additionally, credit risk is created when the debt issuer fails to pay interest and principal in a timely manner, or negative perceptions of the issuer’s ability to make such payments may cause the price of that debt to decline.

Income Risk    The chance a decline in interest rates will cause the Fund’s yield to decline.

Interest Rate Risk    The chance that a change in interest rates will cause the price of a debt instrument to fall. Generally, the longer the duration of a security or weighted average effective duration of the Fund, the greater the interest rate risk.

Issuer Risk    The chance that the value of a security may decline because of adverse events or circumstances that directly relate to the issuer.

Manager Risk    The chance the manager’s decisions, particularly security selection, will cause the Fund to underperform other similar investments.

U.S. Government Securities Risk U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. However, the value of U.S. Government securities can decrease if interest rates increase.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 800.258.3030.
Calendar Year Total Returns Total Returns (%)

During the periods shown in the chart, the Fund’s best and worst quarters were as follows: Best Quarter: Q4 of 2008 | 2.87% Worst Quarter: Q2 of 2013 | -0.70%
Average Annual Total Returns periods ended 12/31/15
Average Annual Total Returns - Short-Term Government Securities Fund	1 YR	5 YR	10 YR
Short-Term Government Securities Fund	0.46%	0.88%	2.42%
Short-Term Government Securities Fund | Returns after taxes on distributions	0.09%	0.42%	1.63%
Short-Term Government Securities Fund | Returns after taxes on distributions and sale of fund shares	0.26%	0.49%	1.59%
BofA Merrill Lynch 1-5 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	0.98%	1.25%	3.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as IRAs or employer-sponsored retirement plans.
For the Fund’s current yield, call 800.258.3030.